OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Prospectus dated March 1, 2026

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated March 1, 2026.

Important Notice Regarding Sub-Advisers

At a meeting held on September 28, 2026, the Board of Directors of the Corporation approved the termination of (i) the sub-advisory agreements among Aikya Investment Management Limited (“Aikya”), Bessemer Investment Management LLC, and the Corporation, on behalf of the Old Westbury Large Cap Strategies Fund and Old Westbury Total Equity Fund, and (ii) the sub-advisory agreements among Sands Capital Management, LLC (“Sands Capital”), Bessemer Investment Management LLC, and the Corporation, on behalf of the Old Westbury Large Cap Strategies Fund and Old Westbury Total Equity Fund.

Effective immediately, Aikya and Sands Capital no longer serve as sub-advisers to the Old Westbury Large Cap Strategies Fund and Old Westbury Total Equity Fund. Accordingly, effective immediately, all references and information with regard to Aikya and Sands Capital with respect to the Old Westbury Large Cap Strategies Fund and Old Westbury Total Equity Fund, including each of Aikya’s and Sands Capital’s portfolio managers for those Funds, are deleted.

Important Note Regarding the Addition of Participation in ReFlow Liquidity Program

Effective immediately, the footnotes to the Annual Fund Operating Expenses table identified below in the section entitled “FUND SUMMARIES” are deleted in their entirety and replaced with the following:

Old Westbury Small & Mid Cap Strategies Fund

(2)	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short, auction fees associated with liquidity programs and Acquired Fund Fees and Expenses (if any), at 1.10%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.

Old Westbury Total Equity Fund

(2)	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short, auction fees associated with liquidity programs and Acquired Fund Fees and Expenses (if any), at 0.98%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.

Old Westbury Credit Income Fund

(2)	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short, auction fees associated with liquidity programs and Acquired Fund Fees and Expenses (if any), at 0.85%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.

Old Westbury Fixed Income Fund

(1)	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short, auction fees associated with liquidity programs and Acquired Fund Fees and Expenses (if any), at 0.57%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.

Old Westbury Short-Term Bond Fund

(1)	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short, auction fees associated with liquidity programs and Acquired Fund Fees and Expenses (if any), at 0.37%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.

Old Westbury Municipal Bond Fund

(1)	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short, auction fees associated with liquidity programs and Acquired Fund Fees and Expenses (if any), at 0.57%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.

Old Westbury California Municipal Bond Fund

(1)	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short, auction fees associated with liquidity programs and Acquired Fund Fees and Expenses (if any), at 0.57%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.

Old Westbury New York Municipal Bond Fund

(1)	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short, auction fees associated with liquidity programs and Acquired Fund Fees and Expenses (if any), at 0.57%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.

Effective immediately, the last paragraph of the section entitled “WHO MANAGES THE FUNDS?—Adviser” is deleted in its entirety and replaced with the following:

The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short, auction fees associated with liquidity programs and Acquired Fund Fees and Expenses, if any, of the All Cap Core Fund at 0.95%, the Fixed Income Fund at 0.57%, the Municipal Bond Fund at 0.57%, the Small & Mid Cap Strategies Fund at 1.10%, the Credit Income Fund at 0.85%, the Large Cap Strategies Fund at 1.10%, the Total Equity Fund at 0.98%, the California Municipal Bond Fund at 0.57%, the New York Municipal Bond Fund at 0.57%, and the Short-Term Bond Fund at 0.37%. These commitments may be changed or terminated at any time with the approval of the Board. The Adviser may choose voluntarily to reimburse a portion of its advisory fee at any time. Such voluntary waivers may be discontinued at any time by the Adviser.

Effective immediately, the following disclosure is added after the first paragraph of the section entitled “How Do I Redeem Shares?” of the Prospectus:

A redemption (including a redemption in-kind) is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

In addition, the Funds may distribute redemption proceeds wholly or partly in-kind (rather than in cash), subject to the Funds’ applicable procedures and requirements. The Funds may also distribute redemption proceeds wholly or partly in-kind for Fund shares redeemed by ReFlow Fund LLC (“ReFlow”) in connection with a Fund’s participation in the ReFlow Liquidity Program. See “Account and Other Information – ReFlow Liquidity Program.” However, the Funds are not obligated to honor requests for a redemption in-kind.

Effective immediately, the following disclosure is added to the “Account and Other Information” section of the Prospectus:

ReFlow Liquidity Program

Each Fund participates in the liquidity program offered by ReFlow, which provides an alternative liquidity source for mutual funds experiencing net redemptions of their shares (the “ReFlow Liquidity Program”), rather than engaging in immediate sales of portfolio securities to fund redemption proceeds. The ReFlow Liquidity Program provides each Fund with a potential alternative source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares, subject to certain conditions and limitations. A Fund is not guaranteed to receive cash from ReFlow on any given day, as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds and ReFlow is under no obligation to purchase Fund shares.

Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. ReFlow will periodically redeem its entire share position in a Fund. Redemption requests by ReFlow may be met in-kind. In-kind redemptions by a Fund to ReFlow may include securities selected based on considerations, including transaction costs, tax and other portfolio management considerations, intended to benefit the Fund and its remaining shareholders, although there is no guarantee that such benefits will materialize.

For the use of the ReFlow Liquidity Program, a Fund pays a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate that varies daily based on a bid auction system (an “auction fee”). The current minimum fee rate (which is subject to change) is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of the Fund. The Adviser believes that the ReFlow Liquidity Program may assist in managing redemptions and their impact to the benefit of the Fund and its remaining shareholders, although there is no guarantee that the ReFlow Liquidity Program will do so. If a Fund’s net assets do not decline, the Adviser (and Sub-Advisers, if applicable) may also benefit from increased advisory (or sub-advisory) fees, which could present a conflict of interest.

Purchases of Fund shares by ReFlow in connection with a Fund’s participation in the ReFlow Liquidity Program are not subject to any investment minimums and are not considered to be frequent trading or market timing under the Funds’ frequent trading policy.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP1026	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Statement of Additional Information (“SAI”) dated March 1, 2026

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated March 1, 2026.

Important Notice Regarding Sub-Advisers

At a meeting held on September 28, 2026, the Board of Directors of the Corporation approved the termination of (i) the sub-advisory agreements among Aikya Investment Management Limited (“Aikya”), Bessemer Investment Management LLC, and the Corporation, on behalf of the Old Westbury Large Cap Strategies Fund and Old Westbury Total Equity Fund, and (ii) the sub-advisory agreements among Sands Capital Management, LLC (“Sands Capital”), Bessemer Investment Management LLC, and the Corporation, on behalf of the Old Westbury Large Cap Strategies Fund and Old Westbury Total Equity Fund.

Effective immediately, Aikya and Sands Capital no longer serve as sub-advisers to the Old Westbury Large Cap Strategies Fund and Old Westbury Total Equity Fund. Accordingly, effective immediately, all references and information with regard to Aikya and Sands Capital with respect to the Old Westbury Large Cap Strategies Fund and Old Westbury Total Equity Fund, including each of Aikya’s and Sands Capital’s portfolio managers for those Funds, are deleted.

Effective immediately, the first paragraph of the section entitled “WHO MANAGES THE FUNDS—INVESTMENT ADVISER AND SUB-ADVISERS” below the table of advisory fees is deleted in its entirety and replaced with the following:

The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short, auction fees associated with liquidity programs and Acquired Fund Fees and Expenses, if any, of the All Cap Core Fund at 0.95%, the Fixed Income Fund at 0.57%, the Municipal Bond Fund at 0.57%, the Small & Mid Cap Strategies Fund at 1.10%, the Credit Income Fund at 0.85%, the Large Cap Strategies Fund at 1.10%, the Total Equity Fund at 0.98%, the California Municipal Bond Fund at 0.57%, the New York Municipal Bond Fund at 0.57%, and the Short-Term Bond Fund at 0.37%. This commitment may be changed or terminated at any time with the approval of the Board. The Adviser may choose voluntarily to reimburse a portion of its advisory fee at any time. See “Fees Paid by the Funds for Services” for payments to the Adviser over the last three fiscal years.

In addition, effective immediately, the following disclosure is added to the “How are the Funds Taxed?—Sales and Exchanges of Fund Shares” section of the SAI:

A shareholder who redeems shares of a Fund in-kind generally will recognize a gain or a loss equal to the difference between the market value of the securities and other assets received by the shareholder in redemption of its shares at the time of the redemption and the shareholder’s basis in the Fund shares redeemed. Shareholders redeeming Fund shares in-kind should consult their own tax advisors with respect to the tax treatment of any redemption transaction.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE